Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination
NOTE 5
–
BUSINESS COMBINATION
Integron LLC
On November 22
, 2019
, the Company acquired 100
% of the outstanding share capital of lntegron LLC, a provider of specialized managed services and device solutions with a focus in connected health and life sciences for customers in the United States and Europe. This acquisition further enhances the strategic position of the Company as the global leader in enabling powerful IoT solutions for the largest global organizations.
The acquisition was accounted for using the acquisition method of accounting, and assets and liabilities were recognized at their fair value as of the date of acquisition. The transaction was funded by amendment to the existing credit facility between the Company and UBS Bank (UBS) via a term loan in the amount of $35.0 million, and the issuance of the equivalent of 573,016
shares of the Company’s common stock with a fair value of $7.0 million.
Refer to “Note 9 – Long-Term Debt and Other Borrowings, net”, to the consolidated financial statements.
Transaction costs for legal, consulting, accounting, and other related costs incurred in connection with the acquisition of lntegron LLC were $0.7 million for the year ended December 31
, 2019
.
The following table summarizes the purchase price allocation including the consideration paid for lntegron LLC, the recognized amounts of assets acquired, and liabilities assumed on November 22, 2019:

(in ‘000)	Amount
Cash paid to sellers	$37,500
Common stock issued to sellers	7,000

Total consideration	$44,500
Cash	12
Accounts receivable	7,776
Inventories	489
Prepaid expenses and other receivables	341
Property and equipment	458
Identifiable intangible assets	32,000
Deferred tax liabilities	(1,285)
Accounts payable and accrued liabilities	(1,818)

Net identifiable assets acquired	37,973

Goodwill (excess of consideration transferred over net identifiable assets acquired)	$6,527

The consolidated statements of operations and comprehensive loss reflect the operations of the combined entity, beginning on the acquisition date, November 22, 2019. Goodwill arises largely from the growth potential that exists and efficiencies that will be realized under the Company’s new strategic objectives.
The total consideration for the acquisition was $44.5 million, including $37.5 million in cash and $7.0 million in equity. The fair value of the equity consideration represented the issuance of 573,016 common shares of the Company’s stock to Integron’s former shareholders, in the amount of approximately $12 per share. The fair value of accounts receivable, other assets, accounts payable and accrued liabilities approximates the carrying amount of those assets and liabilities, at the acquisition date.
Identifiable intangible assets acquired by the Company include customer relationships, trademark, and current technology. The customer relationships, trademark, and current technology are amortized on a straight-line basis over their estimated useful lives of 5 to 13 years. The fair values and useful lives of the identified intangible assets were primarily determined by using several significant unobservable inputs such as forecasted cash flows, discount rate, attrition rates, and royalty rates.
The goodwill attributable to the Integron Acquisition is deductible for tax purposes.
The Company recorded a measurement period adjustment resulting from a working capital shortfall settled with the sellers through escrowed consideration being returned to the Company in May 2020. The adjustment is recognized as a reduction of goodwill in the amount of $0.4 million. There were no income effects that would have been recognized in previous periods if the adjustment to provisional amounts were recognized as of the date of acquisition.
Unaudited pro forma information
Had the acquisition of Integron been completed on January 1, 2019, net revenue would be $207.0 million and the net loss would be approximately $15.9 million for the year ended December 31, 2019. This unaudited pro forma financial information presented is not necessarily indicative of what the operating results actually would have been if the acquisition had taken place on January 1, 2019, nor is it indicative of future operating results. The pro forma amounts include the historical operating results of the Company prior to the acquisition, with adjustments factually supportable and directly attributable to the acquisition, primarily related to transaction costs, the amortization of intangible assets, and interest expense. Acquisition-related costs of $0.7 million for the year ended December 31, 2019 are non-recurring
pro forma adjustments.